Loans and asset quality- Troubled Debt Restructurings (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Contract	Dec. 31, 2012 Contract
Financing Receivable, Modifications [Line Items]
Number of contracts (contracts)	123	178
Outstanding recorded investment Pre-modification	$ 24	$ 103
Outstanding recorded investment Post- modification	30	104
Domestic | Other residential mortgages
Financing Receivable, Modifications [Line Items]
Number of contracts (contracts)	123	166
Outstanding recorded investment Pre-modification	24	44
Outstanding recorded investment Post- modification	30	49
Domestic | Commercial
Financing Receivable, Modifications [Line Items]
Number of contracts (contracts)	0	3
Outstanding recorded investment Pre-modification	0	42
Outstanding recorded investment Post- modification	0	37
Domestic | Commercial real estate
Financing Receivable, Modifications [Line Items]
Number of contracts (contracts)	0	2
Outstanding recorded investment Pre-modification	0	11
Outstanding recorded investment Post- modification	0	12
Domestic | Wealth management loans and mortgages
Financing Receivable, Modifications [Line Items]
Number of contracts (contracts)	0	6
Outstanding recorded investment Pre-modification	0	3
Outstanding recorded investment Post- modification	0	3
Foreign
Financing Receivable, Modifications [Line Items]
Number of contracts (contracts)	0	1
Outstanding recorded investment Pre-modification	0	3
Outstanding recorded investment Post- modification	$ 0	$ 3